Share-based payment arrangements - Reconciliation of outstanding share options (Details) - Employee Stock - LTIP	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares shares
Share-based payment arrangements
Outstanding at Beginning of period (in shares) | EquityInstruments	25,915,656	27,057,233
Forfeited during the year (in shares) | EquityInstruments	(1,337,283)	(651,815)
Expired during the year (in shares) | EquityInstruments	(97,230)
Exercised during the year (in shares) | EquityInstruments	(5,849,945)	(7,616,483)
Granted during the year (in shares) | EquityInstruments	4,957,437	1,869,512
Rollover grants in connection with acquisition (Note 4) (in shares) | shares		5,257,209
Outstanding at end of period (in shares) | EquityInstruments	23,588,635	25,915,656
Options exercisable at end of period (in shares) | EquityInstruments	15,831,384	19,416,358
Outstanding at Beginning of period (in dollars per share)	$ 4.17	$ 1.90
Outstanding at Beginning of period (in dollars per share)		4.18
Forfeited during the year (in dollars per share)	8.89	$ 6.92
Expired during the year (in dollars per share)	7.59
Exercised during the year (in dollars per share)	0.85	0.43
Granted during the year (in dollars per share)	14.46	9.02
Rollover grants in connection with acquisition (Note 4) (in dollars per share)		9.98
Outstanding at end of period (in dollars per share)	6.89	4.17
Options exercisable at end of period (in dollars per share)	$ 4.63	$ 3.26